Consolidated Statements Of Operations And Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Value added tax on revenue	¥ 5,097,716	¥ 4,172,660	¥ 3,550,878
Value added tax expenses net of government grants	¥ 3,893,351	¥ 3,121,010	¥ 2,539,297